Expense Example - COMSTOCK CAPITAL VALUE FUND	Apr. 30, 2025 USD ($)
COMSTOCK CAPITAL VALUE FUND Class AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	1,123
Expense Example, with Redemption, 5 Years	2,237
Expense Example, with Redemption, 10 Years	4,987
COMSTOCK CAPITAL VALUE FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	576
Expense Example, with Redemption, 3 Years	1,633
Expense Example, with Redemption, 5 Years	2,683
Expense Example, with Redemption, 10 Years	5,273
COMSTOCK CAPITAL VALUE FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	1,268
Expense Example, with Redemption, 5 Years	2,507
Expense Example, with Redemption, 10 Years	5,487
COMSTOCK CAPITAL VALUE FUND CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	1,073
Expense Example, with Redemption, 5 Years	2,142
Expense Example, with Redemption, 10 Years	$ 4,806